Stockholders' Equity (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 05, 2026	Sep. 05, 2025	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity
Common stock shares, authorized				300,000,000	300,000,000	300,000,000
Common stock shares, par value				$ 0.0001	$ 0.0001	$ 0.0001
Offering costs paid				$ 4,850,668	$ 2,909,740
February 2026 Warrants
Stockholders' Equity
Warrants to purchase (in shares)			129,418
Exercise price			$ 15
Warrant, grant date fair value per share			$ 9.576
Warrant, grant-date fair value			$ 1,239,307
February 2026 Warrants | Earlier of (i) Five years after the Closing Date
Stockholders' Equity
Warrant expiration term (in years)			5 years
February 2026 Warrants | Earlier of (ii) Three years after the listing of common stock on NSE
Stockholders' Equity
Warrant expiration term (in years)			3 years
Private Placement
Stockholders' Equity
Issuance of 2026 Private Placement common stock (in shares)	5,333,333	10,000,000
Purchase price (in dollars per share)	$ 15	$ 3
Offering costs paid	$ 80,000,000	$ 2,909,740
Number of warrants	4,850,668